NATIONS ANNUITY TRUST
                      Registration Nos. 333-40265; 811-8481

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies on behalf of Nations Annuity Trust (the "Trust") that the form of Prospectus for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the Prospectus contained in Post-Effective Amendment No. 5, the most recent amendment to the Trust's Registration Statement on Form N-1A, the text of which was filed electronically on April 28, 2000.

         IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 10th day of May, 2000.


Witness:                               NATIONS ANNUITY TRUST
/s/ Tammy Fletcher                      /s/ Richard H. Blank, Jr.
----------------------                 -------------------------
                                       Richard H. Blank, Jr.
                                       Secretary